Financing receivables (Tables)	12 Months Ended
Mar. 31, 2023
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies
The following tables present a summary of loans receivable reported within
Loans and receivables or Investments in and advances to affiliated companies in the consolidated balance sheets as of March 31, 2022, and 2023 by portfolio segment.

	Millions of yen
	March 31, 2022
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥717,992	¥—	¥717,992
Short-term secured margin loans	442,600	—	442,600
Inter-bank money market loans	2,196	—	2,196
Corporate loans	1,206,349	1,210,590	2,416,939

Total loans receivables	¥2,369,137	¥1,210,590	¥3,579,727

Advances to affiliated companies	1,000	—	1,000

Total	¥2,370,137	¥1,210,590	¥3,580,727

	Millions of yen
	March 31, 2023
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥802,595	¥—	¥802,595
Short-term secured margin loans	457,273	—	457,273
Inter-bank money market loans	—	—	—
Corporate loans	1,103,869	1,650,115	2,753,984

Total loans receivables	¥2,363,737	¥1,650,115	¥4,013,852

Advances to affiliated companies	4,000	—	4,000

Total	¥2,367,737	¥1,650,115	¥4,017,852

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts
The following table presents changes in the allowances for current expected credit losses for the year ended March 31, 2021 as determined using the CECL impairment model defined by ASC 326. See Note 20. “
Segment and geographic information
” for further information on this event.

	Millions of yen
	Year ended March 31, 2021
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (3)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal

Opening balance prior to CECL adoption (1)	1,564	352	7,944	9,860	3,152	13,012
Impact of CECL adoption (2)	232	—	1,738	1,970	2	1,972
Opening balance after CECL adoption	1,796	352	9,682	11,830	3,154	14,984
Provision for credit losses (4)	(196)	—	38,211	38,015	1,060	39,075
Charge-offs	(318)	(363)	(0)	(681)	(1,600)	(2,281)
Other (5)	—	11	92	103	1,903	2,006

Ending balance	¥1,282	¥—	¥47,985	¥49,267	¥4,517	¥53,784

(1)	Closing balance recognized on March 31, 2020 as determined using legacy U.S. GAAP guidance in effect prior to the adoption of ASC 326.
(2)	The adjusted opening balance recognized on April 1, 2020 on adoption of the CECL impairment model under ASC 326.
(3)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(4)	Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, a provision for credit losses of ¥ 41,561 million was recognized.
(5)	Primarily includes the effect of recoveries collected and foreign exchange movements.

	Millions of yen
	Year ended March 31, 2022
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	1,282	—	47,985	49,267	4,517	53,784
Provision for credit losses (2)	1,161	—	11,079	12,240	113	12,353
Charge-offs	—	—	—	—	(1,231)	(1,231)
Other (4)(5)	(9)	—	3,289	3,280	(1,840)	1,440

Ending balance	¥2,434	¥—	¥62,353	¥64,787	¥1,559	¥66,346

	Millions of yen
	Year ended March 31, 2023
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	2,434	—	62,353	64,787	1,559	66,346
Provision for credit losses	672	—	898	1,570	4	1,574
Charge-offs (3)	(1,523)	—	(61,604)	(63,127)	—	(63,127)
Other (4)(5)	(457)	—	1,283	826	213	1,039

Ending balance	¥1,126	¥—	¥2,930	¥4,056	¥1,776	¥5,832

(1)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.
(2)
Following default by a U.S. client in connection with the U.S. Prime Brokerage Event in March 2021, an additional provision for credit
losses of ¥9,289 million was recognized during the year ended March 31, 2022.

(3)	Includes ¥59,025 million of charge-offs in connection with the U.S. Prime Brokerage Event during the year ended March 31, 2023.
(4)
Includes a reduction in the allowances for current expected credit losses of

¥2,535 million and ¥2,071
million in connection with the U.S. Prime Brokerage Event during the years ended March 31, 2022 and 2023.

(5)	Primarily includes the effect of recoveries collected and foreign exchange movements.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators
The following tables present
an
analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2022 and 2023.

	Millions of yen
	March 31, 2022
	2022	2021	2020	2019	2018	2017 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥106,554	¥126,834	¥8,325	¥17,308	¥9,213	¥12,729	¥—	¥280,963
BB-CCC	80,167	169,655	1,693	638	587	6,779	—	259,519
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	82,304	—	—	—	—	—	82,304

Total secured loans at banks	¥186,721	¥378,793	¥10,018	¥17,946	¥9,800	¥19,508	¥—	¥622,786

Unsecured loans at banks:
AAA-BBB	¥6,000	¥18,175	¥12,703	¥20,565	¥9,982	¥25,841	¥—	¥93,266
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	1,940	—	—	—	1,940
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥6,000	¥18,175	¥12,703	¥22,505	¥9,982	¥25,841	¥—	¥95,206

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	169,195	23,238	—	—	—	—	250,167	442,600

Total short-term secured margin loans	¥169,195	¥23,238	¥—	¥—	¥—	¥—	¥250,167	¥442,600

Unsecured inter-bank money market loans:
AAA-BBB	¥2,196	¥—	¥—	¥—	¥—	¥—	¥—	¥2,196
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥2,196	¥—	¥—	¥—	¥—	¥—	¥—	¥2,196

Secured corporate loans:
AAA-BBB	¥—	¥52,545	¥86,910	¥20,710	¥3,258	¥52,496	¥9,916	¥225,835
BB-CCC	86,300	307,636	14,718	131,266	115,494	30,085	92,039	777,538
CC-D (2)	—	57,524	—	—	—	—	—	57,524
Others (1)	455	20	25	26	10	101	96	733

Total secured corporate loans	¥86,755	¥417,725	¥101,653	¥152,002	¥118,762	¥82,682	¥102,051	¥1,061,630

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	11,621	20,516	—	1,989	—	—	—	34,126
CC-D	—	—	—	—	—	—	—	—
Others	—	438	191	—	109,959	5	—	110,593

Total unsecured corporate loans	¥11,621	¥20,954	¥191	¥1,989	¥109,959	¥5	¥—	¥144,719

Advances to affiliated companies
AAA-BBB	¥—	¥1,000	¥—	¥—	¥—	¥—	¥—	¥1,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥1,000	¥—	¥—	¥—	¥—	¥—	¥1,000

Total	¥462,488	¥859,885	¥124,565	¥194,442	¥248,503	¥128,036	¥352,218	¥2,370,137

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥57,524 million in connection with the U.S. Prime Brokerage Event. See Note 20 “ Segment and geographic information ” for further information on this event.

	Millions of yen
	March 31, 2023
	2023	2022	2021	2020	2019	2018 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥104,543	¥152,888	¥5,960	¥8,050	¥14,817	¥16,047	¥—	¥302,305
BB-CCC	117,680	199,696	—	1,642	415	2,395	—	321,828
CC-D	—	—	—	—	—	—	—	—
Others (1)	55,842	45,404	—	—	—	—	—	101,246

Total secured loans at banks	¥278,065	¥397,988	¥5,960	¥9,692	¥15,232	¥18,442	¥—	¥725,379

Unsecured loans at banks:
AAA-BBB	¥4,673	¥9,297	¥9,169	¥9,513	¥11,036	¥25,806	¥—	¥69,494
BB-CCC	—	—	1,000	3,370	1,692	1,660	—	7,722
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥4,673	¥9,297	¥10,169	¥12,883	¥12,728	¥27,466	¥—	¥77,216

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	217,767	2,081	—	—	—	—	237,425	457,273

Total short-term secured margin loans	¥217,767	¥2,081	¥—	¥—	¥—	¥—	¥237,425	¥457,273

Unsecured inter-bank money market loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—

Secured corporate loans:
AAA-BBB	¥9,132	¥433,330	¥184,579	¥169,393	¥20,423	¥—	¥10,392	¥827,249
BB-CCC	598	8,242	7,322	14,954	23,811	20,791	69,260	144,978
CC-D	—	—	—	—	—	—	—	—
Others (1)	1,550	458	—	—	2	—	119	2,129

Total secured corporate loans	¥11,280	¥442,030	¥191,901	¥184,347	¥44,236	¥20,791	¥79,771	¥974,356

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	2,184	—	—	2,184
Others	200	3	472	166	—	126,488	—	127,329

Total unsecured corporate loans	¥200	¥3	¥472	¥166	¥2,184	¥126,488	¥—	¥129,513

Advances to affiliated companies
AAA-BBB	¥—	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥4,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥3,000	¥1,000	¥—	¥—	¥—	¥—	¥4,000

Total	¥511,985	¥854,399	¥209,502	¥207,088	¥74,380	¥193,187	¥317,196	¥2,367,737

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.